Financial Risk Management - Concentration Risk (Details)	Dec. 31, 2025	Dec. 31, 2024
UK-based, AA- Rated Global Banking Group | Concentration of Cash Balances
Disclosure of financial assets [line items]
Concentration risk	56.00%	44.00%
CHICAGO MERCANTILE EXCHANGE | Concentration of Exposure to Exchanges, Clearing Houses and Other Counterparties
Disclosure of financial assets [line items]
Concentration risk	30.00%	26.00%
SGX | Concentration of Exposure to Exchanges, Clearing Houses and Other Counterparties
Disclosure of financial assets [line items]
Concentration risk	8.00%	3.00%
US Government Or US Government Sponsored Enterprise | Concentration of Exposure to Treasury Instruments
Disclosure of financial assets [line items]
Concentration risk	100.00%	86.00%